Segment Information (Q1) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of real estate properties owned	237		236
Total revenues	$ 103,199	$ 68,303	$ 311,543	$ 257,730	$ 242,099
Property operating expenses	(18,115)	(11,432)	(53,824)	(41,890)	(38,399)
Real estate tax expenses	(13,147)	(10,258)	(43,456)	(36,627)	(35,285)
General and administrative expenses	(2,713)		(6,278)
Segment Profit	69,224		207,985
Corporate general and administrative expenses	(7,748)		(30,070)
Depreciation and amortization	(46,427)	(27,624)	(130,671)	(106,095)	(101,479)
Interest expense, net	(16,779)	(8,390)	(45,661)	(32,458)	(32,390)
Other expense, net	(107)	(1,635)
Net (loss) income	(1,837)	$ 1,134	(41,718)	$ 9,043	$ 13,561
Owned Real Estate
Segment Reporting Information [Line Items]
Total revenues	94,354		303,410
Property operating expenses	(15,467)		(50,328)
Real estate tax expenses	(12,962)		(43,247)
General and administrative expenses	(425)		(3,403)
Segment Profit	65,500		206,432
Investment Management
Segment Reporting Information [Line Items]
Total revenues	8,845		8,133
Property operating expenses	(2,648)		(3,496)
Real estate tax expenses	(185)		(209)
General and administrative expenses	(2,288)		(2,875)
Segment Profit	$ 3,724		$ 1,553